Offerings	Jun. 27, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Common Stock, par value $0.0001 per share (Common Stock) (2)
Amount Registered | shares	571,944,197
Proposed Maximum Offering Price per Unit | $ / shares	0.091
Maximum Aggregate Offering Price	$ 52,046,921.93
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,968.38
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). The proposed maximum offering price per unit and proposed maximum aggregate offering price are calculated using the average of the bid ($0.09) and asked ($0.092) prices of Common Stock on the OTCQB on June 25, 2025. Represents shares of Common Stock registered for resale hereunder.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Common Stock
Amount Registered | shares	126,107,874
Proposed Maximum Offering Price per Unit | $ / shares	0.091
Maximum Aggregate Offering Price	$ 11,475,816.53
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,756.95
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). The proposed maximum offering price per unit and proposed maximum aggregate offering price are calculated using the average of the bid ($0.09) and asked ($0.092) prices of Common Stock on the OTCQB on June 25, 2025. Represents shares of Common Stock issuable upon exercise of warrants and registered for resale hereunder.